Capital assets - Reconciliation of Change in Carrying Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Capital assets [Line Items]
Beginning balance	$ 5,316,873
Impairment	(46,056)	$ 0
Ending balance	5,015,620	5,316,873
Property, plant and equipment	5,015,620	5,316,873
Capital assets [Member]
Disclosure of Capital assets [Line Items]
Beginning balance	5,316,873	3,337,965
Acquisitions	38,472	1,975,327
Additions	486,677	503,842
Increase in right-of-use assets	12,348	98,343
Transfers from exploration and evaluation assets	27,918	29,615
Impairment	(46,056)
Depletion and depreciation	(657,863)	(605,994)
Changes in asset retirement obligations	(10,354)	(100,876)
Foreign exchange	(152,395)	78,651
Ending balance	5,015,620	5,316,873
Property, plant and equipment	5,015,620	5,316,873
Capital assets [Member] | Gross carrying amount [member]
Disclosure of Capital assets [Line Items]
Beginning balance	9,202,604
Ending balance	9,604,933	9,202,604
Property, plant and equipment	9,604,933	9,202,604
Capital assets [Member] | Accumulated depletion, depreciation, and impairment [member]
Disclosure of Capital assets [Line Items]
Beginning balance	(3,885,731)
Ending balance	(4,589,313)	(3,885,731)
Property, plant and equipment	$ (4,589,313)	$ (3,885,731)